UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II

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(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116

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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 200 BERKELEY STREET, BOSTON, MA 02116

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 543-9634

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Date of fiscal year end: 7/31

Date of reporting period: 1/31/24

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared the following semiannual reports to shareholders for the period ended January 31, 2024:

John Hancock Funds II:

•John Hancock Fundamental All Cap Core Fund

•John Hancock Multi-Asset Absolute Return Fund

Semiannual report
John Hancock
Fundamental All Cap Core Fund
U.S. equity
January 31, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
U.S. stocks rallied during the six months ended January 31, 2024. The beginning of the period brought weak returns, as concerns that interest rates would need to stay higher for longer led to a sharp increase in bond yields and weighed heavily on investor sentiment through late October. Encouraging inflation and consumer spending data, however, fueled optimism. The U.S. Federal Reserve hinted in December that it may begin to cut interest rates later in 2024. Growing investor enthusiasm for artificial intelligence also bolstered the market, with notable outperformance from several large technology-related stocks.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Fundamental All Cap Core Fund

2	Your fund at a glance
3	Portfolio summary
4	Your expenses
6	Fund’s investments
9	Financial statements
12	Financial highlights
18	Notes to financial statements
26	More information
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/2024 (%)

The Russell 3000 Index tracks the performance of 3,000 publicly traded large-, mid-, and small-cap companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 1/31/2024 (% of net assets)

TOP 10 HOLDINGS AS OF 1/31/2024 (% of net assets)
Amazon.com, Inc.	7.9
Alphabet, Inc., Class A	5.5
NVIDIA Corp.	4.7
Lennar Corp., A Shares	4.5
KKR & Company, Inc.	4.2
Apple, Inc.	4.0
Crown Castle, Inc.	3.6
First Hawaiian, Inc.	3.5
The Goldman Sachs Group, Inc.	3.4
Salesforce, Inc.	3.4
TOTAL	44.7
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2023, with the same investment held until January 31, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on August 1, 2023, with the same investment held until January 31, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 8-1-2023	Ending value on 1-31-2024	Expenses paid during period ended 1-31-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,062.90	$5.86	1.13%
	Hypothetical example	1,000.00	1,019.50	5.74	1.13%
Class C	Actual expenses/actual returns	1,000.00	1,059.20	9.47	1.83%
	Hypothetical example	1,000.00	1,015.90	9.27	1.83%
Class I	Actual expenses/actual returns	1,000.00	1,064.60	4.31	0.83%
	Hypothetical example	1,000.00	1,021.00	4.22	0.83%
Class R2	Actual expenses/actual returns	1,000.00	1,062.50	6.27	1.21%
	Hypothetical example	1,000.00	1,019.10	6.14	1.21%
Class R4	Actual expenses/actual returns	1,000.00	1,064.20	4.62	0.89%
	Hypothetical example	1,000.00	1,020.70	4.52	0.89%
Class R6	Actual expenses/actual returns	1,000.00	1,065.10	3.74	0.72%
	Hypothetical example	1,000.00	1,021.50	3.66	0.72%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	5

Fund’s investments
AS OF 1-31-24 (unaudited)
	Shares	Value
Common stocks 96.5%		$391,980,504
(Cost $308,375,765)
Communication services 10.0%		40,418,668
Entertainment 3.6%
Atlanta Braves Holdings, Inc., Series C (A)	4,563	183,935
Liberty Media Corp.-Liberty Formula One, Series C (A)	141,778	9,534,571
Liberty Media Corp.-Liberty Live, Series C (A)	6,074	226,378
Warner Brothers Discovery, Inc. (A)	469,504	4,704,430
Interactive media and services 6.4%
Alphabet, Inc., Class A (A)	159,659	22,368,226
CarGurus, Inc. (A)	146,348	3,401,128
Consumer discretionary 20.3%		82,473,250
Automobile components 0.3%
Mobileye Global, Inc., Class A (A)	44,975	1,163,054
Broadline retail 7.9%
Amazon.com, Inc. (A)	205,036	31,821,587
Household durables 5.9%
Lennar Corp., A Shares	122,274	18,322,759
NVR, Inc. (A)	810	5,730,985
Leisure products 1.6%
Polaris, Inc.	71,806	6,459,668
Specialty retail 3.3%
Avolta AG (A)	118,361	4,521,962
Group 1 Automotive, Inc.	34,705	9,025,382
Textiles, apparel and luxury goods 1.3%
Canada Goose Holdings, Inc. (A)	280,069	3,358,027
Salvatore Ferragamo SpA	162,280	2,069,826
Consumer staples 3.4%		13,917,566
Beverages 1.7%
Anheuser-Busch InBev SA/NV, ADR	113,781	7,024,839
Consumer staples distribution and retail 1.1%
Walmart, Inc.	27,859	4,603,700
Food products 0.6%
The Hain Celestial Group, Inc. (A)	213,728	2,289,027
Energy 4.2%		16,928,576
Oil, gas and consumable fuels 4.2%
Cheniere Energy, Inc.	67,999	11,151,156
Suncor Energy, Inc.	174,439	5,777,420
6	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials 16.5%		$67,122,770
Banks 3.5%
First Hawaiian, Inc.	652,832	14,159,926
Capital markets 13.0%
KKR & Company, Inc.	195,319	16,910,719
Morgan Stanley	155,338	13,551,687
S&P Global, Inc.	18,952	8,497,129
The Goldman Sachs Group, Inc.	36,466	14,003,309
Health care 6.2%		25,344,547
Biotechnology 1.2%
Alnylam Pharmaceuticals, Inc. (A)	10,133	1,752,097
Moderna, Inc. (A)	31,294	3,162,259
Health care equipment and supplies 2.0%
Hologic, Inc. (A)	113,086	8,418,122
Health care providers and services 1.7%
Elevance Health, Inc.	14,012	6,914,081
Life sciences tools and services 0.7%
Thermo Fisher Scientific, Inc.	5,095	2,746,103
Pharmaceuticals 0.6%
Elanco Animal Health, Inc. (A)	159,558	2,351,885
Industrials 6.0%		24,463,551
Electrical equipment 2.0%
Regal Rexnord Corp.	49,748	6,639,368
Sensata Technologies Holding PLC	39,363	1,423,760
Machinery 1.6%
Parker-Hannifin Corp.	14,172	6,582,894
Trading companies and distributors 2.4%
United Rentals, Inc.	15,698	9,817,529
Information technology 24.7%		100,327,116
Semiconductors and semiconductor equipment 9.3%
Analog Devices, Inc.	64,847	12,473,969
NVIDIA Corp.	30,863	18,989,078
Texas Instruments, Inc.	39,297	6,292,236
Software 11.4%
Autodesk, Inc. (A)	22,798	5,786,360
Microsoft Corp.	11,702	4,652,481
Oracle Corp.	57,405	6,412,139
Roper Technologies, Inc.	11,923	6,402,651
Salesforce, Inc. (A)	49,461	13,902,992
Workday, Inc., Class A (A)	31,477	9,162,010
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	7

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals 4.0%
Apple, Inc.	88,141	$16,253,200
Materials 1.1%		4,548,623
Chemicals 1.1%
Axalta Coating Systems, Ltd. (A)	140,303	4,548,623
Real estate 4.1%		16,435,837
Real estate management and development 0.3%
Five Point Holdings LLC, Class A (A)	269,007	938,834
Specialized REITs 3.8%
American Tower Corp.	5,356	1,047,901
Crown Castle, Inc.	133,479	14,449,102

	Yield (%)	Shares	Value
Short-term investments 2.9%			$11,531,266
(Cost $11,529,857)
Short-term funds 2.9%			11,531,266
John Hancock Collateral Trust (B)	5.3658(C)	1,152,954	11,531,266

Total investments (Cost $319,905,622) 99.4%	$403,511,770
Other assets and liabilities, net 0.6%	2,534,862
Total net assets 100.0%	$406,046,632

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 1-31-24.
At 1-31-24, the aggregate cost of investments for federal income tax purposes was $322,484,091. Net unrealized appreciation aggregated to $81,027,679, of which $93,349,150 related to gross unrealized appreciation and $12,321,471 related to gross unrealized depreciation.
8	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 1-31-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $308,375,765)	$391,980,504
Affiliated investments, at value (Cost $11,529,857)	11,531,266
Total investments, at value (Cost $319,905,622)	403,511,770
Foreign currency, at value (Cost $53)	52
Dividends and interest receivable	298,197
Receivable for fund shares sold	3,287,248
Receivable from affiliates	1,505
Other assets	81,502
Total assets	407,180,274
Liabilities
Payable for fund shares repurchased	1,028,817
Payable to affiliates
Accounting and legal services fees	17,740
Transfer agent fees	33,008
Distribution and service fees	35
Trustees’ fees	141
Other liabilities and accrued expenses	53,901
Total liabilities	1,133,642
Net assets	$406,046,632
Net assets consist of
Paid-in capital	$333,988,299
Total distributable earnings (loss)	72,058,333
Net assets	$406,046,632

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($127,529,499 ÷ 4,227,388 shares)[1]	$30.17
Class C ($15,291,738 ÷ 544,065 shares)[1]	$28.11
Class I ($183,367,259 ÷ 5,908,099 shares)	$31.04
Class R2 ($155,791 ÷ 5,143 shares)	$30.29
Class R4 ($99,610 ÷ 3,226 shares)	$30.88
Class R6 ($79,602,735 ÷ 2,548,917 shares)	$31.23
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$31.76

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	9

STATEMENT OF OPERATIONS For the six months ended 1-31-24 (unaudited)

Investment income
Dividends	$2,086,864
Dividends from affiliated investments	271,878
Other income	52
Less foreign taxes withheld	(19,004)
Total investment income	2,339,790
Expenses
Investment management fees	1,176,535
Distribution and service fees	234,183
Accounting and legal services fees	35,135
Transfer agent fees	169,735
Trustees’ fees	3,835
Custodian fees	27,426
State registration fees	64,618
Printing and postage	16,209
Professional fees	60,266
Other	10,671
Total expenses	1,798,613
Less expense reductions	(156,151)
Net expenses	1,642,462
Net investment income	697,328
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	5,150,731
Affiliated investments	4,567
5,155,298
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	19,741,738
Affiliated investments	1,266
19,743,004
Net realized and unrealized gain	24,898,302
Increase in net assets from operations	$25,595,630
10	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-24 (unaudited)	Year ended 7-31-23
Increase (decrease) in net assets
From operations
Net investment income	$697,328	$480,486
Net realized gain (loss)	5,155,298	(16,022,090)
Change in net unrealized appreciation (depreciation)	19,743,004	49,847,498
Increase in net assets resulting from operations	25,595,630	34,305,894
Distributions to shareholders
From earnings
Class A	(156,556)	(4,240,407)
Class C	—	(479,220)
Class I	(599,500)	(3,616,165)
Class R2	(68)	(5,547)
Class R4	(314)	(3,639)
Class R6	(345,150)	(2,682,185)
Total distributions	(1,101,588)	(11,027,163)
From fund share transactions	62,678,278	14,058,030
Total increase	87,172,320	37,336,761
Net assets
Beginning of period	318,874,312	281,537,551
End of period	$406,046,632	$318,874,312
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	11

Financial highlights
CLASS A SHARES Period ended	1-31-24[1]	7-31-23	7-31-22	7-31-21	7-31-20	7-31-19
Per share operating performance
Net asset value, beginning of period	$28.42	$26.23	$29.93	$21.48	$18.51	$19.84
Net investment income (loss)[2]	0.03	—[3]	(0.06)	(0.10)	(0.02)	—[3]
Net realized and unrealized gain (loss) on investments	1.76	3.36	(2.58)	9.29	2.99	0.12
Total from investment operations	1.79	3.36	(2.64)	9.19	2.97	0.12
Less distributions
From net investment income	(0.04)	—	—	—	—[3]	—
From net realized gain	—	(1.17)	(1.06)	(0.74)	—	(1.45)
Total distributions	(0.04)	(1.17)	(1.06)	(0.74)	—[3]	(1.45)
Net asset value, end of period	$30.17	$28.42	$26.23	$29.93	$21.48	$18.51
Total return (%)[4,5]	6.29[6]	14.00	(9.29)	43.58	16.05	2.60
Ratios and supplemental data
Net assets, end of period (in millions)	$128	$112	$91	$74	$53	$49
Ratios (as a percentage of average net assets):
Expenses before reductions	1.22[7]	1.24	1.23	1.31	1.40	1.36
Expenses including reductions	1.13[7]	1.13	1.12	1.24	1.27	1.28
Net investment income (loss)	0.22[7]	—[8]	(0.21)	(0.39)	(0.11)	0.01
Portfolio turnover (%)	6	36	25	18	22	21

[1]	Six months ended 1-31-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Less than 0.005%.
12	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	1-31-24[1]	7-31-23	7-31-22	7-31-21	7-31-20	7-31-19
Per share operating performance
Net asset value, beginning of period	$26.54	$24.75	$28.48	$20.62	$17.89	$19.36
Net investment loss[2]	(0.06)	(0.17)	(0.24)	(0.27)	(0.15)	(0.12)
Net realized and unrealized gain (loss) on investments	1.63	3.13	(2.43)	8.87	2.88	0.10
Total from investment operations	1.57	2.96	(2.67)	8.60	2.73	(0.02)
Less distributions
From net realized gain	—	(1.17)	(1.06)	(0.74)	—	(1.45)
Net asset value, end of period	$28.11	$26.54	$24.75	$28.48	$20.62	$17.89
Total return (%)[3,4]	5.92[5]	13.19	(9.88)	42.51	15.26	1.90
Ratios and supplemental data
Net assets, end of period (in millions)	$15	$12	$10	$8	$6	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.92[6]	1.94	1.93	2.01	2.10	2.06
Expenses including reductions	1.83[6]	1.83	1.82	1.94	1.97	1.98
Net investment loss	(0.49)[6]	(0.71)	(0.91)	(1.09)	(0.81)	(0.69)
Portfolio turnover (%)	6	36	25	18	22	21

[1]	Six months ended 1-31-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	13

CLASS I SHARES Period ended	1-31-24[1]	7-31-23	7-31-22	7-31-21	7-31-20	7-31-19
Per share operating performance
Net asset value, beginning of period	$29.26	$26.89	$30.56	$21.86	$18.82	$20.08
Net investment income (loss)[2]	0.07	0.08	0.03	(0.03)	0.04	0.06
Net realized and unrealized gain (loss) on investments	1.82	3.46	(2.64)	9.47	3.03	0.13
Total from investment operations	1.89	3.54	(2.61)	9.44	3.07	0.19
Less distributions
From net investment income	(0.11)	—	—	—	(0.03)	—
From net realized gain	—	(1.17)	(1.06)	(0.74)	—	(1.45)
Total distributions	(0.11)	(1.17)	(1.06)	(0.74)	(0.03)	(1.45)
Net asset value, end of period	$31.04	$29.26	$26.89	$30.56	$21.86	$18.82
Total return (%)[3]	6.46[4]	14.33	(9.00)	43.97	16.34	2.94
Ratios and supplemental data
Net assets, end of period (in millions)	$183	$123	$120	$38	$18	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92[5]	0.94	0.93	1.01	1.10	1.08
Expenses including reductions	0.83[5]	0.83	0.83	0.94	0.97	0.99
Net investment income (loss)	0.50[5]	0.31	0.10	(0.10)	0.19	0.31
Portfolio turnover (%)	6	36	25	18	22	21

[1]	Six months ended 1-31-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
14	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	1-31-24[1]	7-31-23	7-31-22	7-31-21	7-31-20	7-31-19
Per share operating performance
Net asset value, beginning of period	$28.52	$26.34	$30.07	$21.61	$18.64	$19.98
Net investment income (loss)[2]	0.02	(0.02)	(0.09)	(0.13)	(0.04)	—
Net realized and unrealized gain (loss) on investments	1.76	3.37	(2.58)	9.33	3.01	0.11
Total from investment operations	1.78	3.35	(2.67)	9.20	2.97	0.11
Less distributions
From net investment income	(0.01)	—	—	—	—	—
From net realized gain	—	(1.17)	(1.06)	(0.74)	—	(1.45)
Total distributions	(0.01)	(1.17)	(1.06)	(0.74)	—	(1.45)
Net asset value, end of period	$30.29	$28.52	$26.34	$30.07	$21.61	$18.64
Total return (%)[3]	6.25[4]	13.89	(9.35)	43.35	15.93	2.53
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30[6]	1.33	1.32	1.40	1.49	1.46
Expenses including reductions	1.21[6]	1.21	1.21	1.34	1.36	1.38
Net investment income (loss)	0.14[6]	(0.09)	(0.30)	(0.49)	(0.21)	—
Portfolio turnover (%)	6	36	25	18	22	21

[1]	Six months ended 1-31-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	15

CLASS R4 SHARES Period ended	1-31-24[1]	7-31-23	7-31-22	7-31-21	7-31-20	7-31-19
Per share operating performance
Net asset value, beginning of period	$29.11	$26.77	$30.45	$21.79	$18.75	$20.03
Net investment income (loss)[2]	0.07	0.06	0.01	(0.03)	0.01	0.03
Net realized and unrealized gain (loss) on investments	1.80	3.45	(2.63)	9.43	3.05	0.14
Total from investment operations	1.87	3.51	(2.62)	9.40	3.06	0.17
Less distributions
From net investment income	(0.10)	—	—	—	(0.02)	—
From net realized gain	—	(1.17)	(1.06)	(0.74)	—	(1.45)
Total distributions	(0.10)	(1.17)	(1.06)	(0.74)	(0.02)	(1.45)
Net asset value, end of period	$30.88	$29.11	$26.77	$30.45	$21.79	$18.75
Total return (%)[3]	6.42[4]	14.28	(9.06)	43.92	16.32	2.84
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08[6]	1.11	1.08	1.15	1.24	1.31
Expenses including reductions	0.89[6]	0.89	0.87	0.99	1.00	1.13
Net investment income (loss)	0.46[6]	0.23	0.04	(0.13)	0.06	0.15
Portfolio turnover (%)	6	36	25	18	22	21

[1]	Six months ended 1-31-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
16	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	1-31-24[1]	7-31-23	7-31-22	7-31-21	7-31-20	7-31-19
Per share operating performance
Net asset value, beginning of period	$29.45	$27.03	$30.68	$21.92	$18.86	$20.10
Net investment income[2]	0.09	0.10	0.06	—[3]	0.06	0.07
Net realized and unrealized gain (loss) on investments	1.83	3.49	(2.65)	9.50	3.05	0.14
Total from investment operations	1.92	3.59	(2.59)	9.50	3.11	0.21
Less distributions
From net investment income	(0.14)	—	—	—	(0.05)	—
From net realized gain	—	(1.17)	(1.06)	(0.74)	—	(1.45)
Total distributions	(0.14)	(1.17)	(1.06)	(0.74)	(0.05)	(1.45)
Net asset value, end of period	$31.23	$29.45	$27.03	$30.68	$21.92	$18.86
Total return (%)[4]	6.51[5]	14.44	(8.90)	44.12	16.49	3.04
Ratios and supplemental data
Net assets, end of period (in millions)	$80	$72	$61	$24	$16	$14
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80[6]	0.83	0.82	0.90	0.99	0.96
Expenses including reductions	0.72[6]	0.72	0.72	0.84	0.85	0.88
Net investment income	0.63[6]	0.40	0.20	0.01	0.30	0.39
Portfolio turnover (%)	6	36	25	18	22	21

[1]	Six months ended 1-31-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	17

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Fundamental All Cap Core Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
18	JOHN HANCOCK Fundamental All Cap Core Fund | SEMIANNUAL REPORT

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2024, by major security category or type:
	Total value at 1-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$40,418,668	$40,418,668	—	—
Consumer discretionary	82,473,250	75,881,462	$6,591,788	—
Consumer staples	13,917,566	13,917,566	—	—
Energy	16,928,576	16,928,576	—	—
Financials	67,122,770	67,122,770	—	—
Health care	25,344,547	25,344,547	—	—
Industrials	24,463,551	24,463,551	—	—
Information technology	100,327,116	100,327,116	—	—
Materials	4,548,623	4,548,623	—	—
Real estate	16,435,837	16,435,837	—	—
Short-term investments	11,531,266	11,531,266	—	—
Total investments in securities	$403,511,770	$396,919,982	$6,591,788	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income,
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental All Cap Core Fund	19

net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended January 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended January 31, 2024 were $2,323.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
20	JOHN HANCOCK Fundamental All Cap Core Fund | SEMIANNUAL REPORT

For federal income tax purposes, as of July 31, 2023, the fund has a short-term capital loss carryforward of $5,896,627 and a long-term capital loss carryforward of $8,300,667 available to offset future net realized capital gains. These carryforwards do not expire.
As of July 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.675% of the first $2.5 billion of the fund’s aggregate net assets; and b) 0.650% of the aggregate net assets in excess of $2.5 billion. Aggregate net assets are the net assets of the fund, Fundamental All Cap Core Trust, a series of John Hancock Variable Insurance Trust and effective November 3, 2023, the net assets of Fundamental All Cap Core ETF, a series of John Hancock Exchange-Traded Fund Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended January 31, 2024, this waiver amounted to 0.01% of the fund’s average daily
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental All Cap Core Fund	21

net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.71% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on December 31, 2024, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended January 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$50,478
Class C	5,722
Class I	67,655
Class R2	64
Class	Expense reduction
Class R4	$42
Class R6	32,144
Total	$156,105

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2024, were equivalent to a net annual effective rate of 0.58% of the fund’s average daily  net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended January 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2024, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $46 for Class R4 shares for the six months ended January 31, 2024.
22	JOHN HANCOCK Fundamental All Cap Core Fund | SEMIANNUAL REPORT

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $170,604 for the six months ended January 31, 2024. Of this amount, $28,809 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $141,795 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2024, CDSCs received by the Distributor amounted to $1,383 and $842 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended January 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$169,904	$68,640
Class C	63,799	7,746
Class I	—	91,397
Class R2	356	4
Class R4	124	3
Class R6	—	1,945
Total	$234,183	$169,735
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental All Cap Core Fund	23

Note 5—Fund share transactions
Transactions in fund shares for the six months ended January 31, 2024 and for the year ended July 31, 2023 were as follows:
	Six Months Ended 1-31-24		Year Ended 7-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	705,117	$19,840,477	1,315,971	$33,452,680
Distributions reinvested	5,175	156,037	189,351	4,239,568
Repurchased	(408,219)	(11,379,718)	(1,056,848)	(26,356,825)
Net increase	302,073	$8,616,796	448,474	$11,335,423
Class C shares
Sold	138,616	$3,596,000	153,627	$3,617,670
Distributions reinvested	—	—	22,820	479,220
Repurchased	(39,825)	(1,050,452)	(124,677)	(2,922,791)
Net increase	98,791	$2,545,548	51,770	$1,174,099
Class I shares
Sold	2,903,402	$82,840,178	3,396,943	$87,900,603
Distributions reinvested	19,328	599,346	157,054	3,615,390
Repurchased	(1,228,260)	(34,936,157)	(3,788,873)	(94,974,774)
Net increase (decrease)	1,694,470	$48,503,367	(234,876)	$(3,458,781)
Class R2 shares
Sold	80	$2,230	231	$5,604
Distributions reinvested	2	53	191	4,303
Repurchased	(19)	(532)	(48)	(1,200)
Net increase	63	$1,751	374	$8,707
Class R4 shares
Sold	58	$1,633	114	$2,910
Distributions reinvested	2	64	29	659
Repurchased	(38)	(1,152)	(21)	(572)
Net increase	22	$545	122	$2,997
Class R6 shares
Sold	432,037	$12,398,545	894,840	$23,215,674
Distributions reinvested	11,062	345,123	115,861	2,682,185
Repurchased	(338,326)	(9,733,397)	(814,879)	(20,902,274)
Net increase	104,773	$3,010,271	195,822	$4,995,585
Total net increase	2,200,192	$62,678,278	461,686	$14,058,030
24	JOHN HANCOCK Fundamental All Cap Core Fund | SEMIANNUAL REPORT

Affiliates of the fund owned 79% and 14% of shares of Class R4 and Class R6, respectively, on January 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $74,315,147 and $21,358,319, respectively, for the six months ended January 31, 2024.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,152,954	$4,811,553	$79,819,657	$(73,105,777)	$4,567	$1,266	$271,878	—	$11,531,266
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental All Cap Core Fund	25

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Emory W. (Sandy) Sanders, Jr., CFA
Jonathan T. White, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
26	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT

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John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Fundamental All Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3360679	376SA 1/24
3/24

Semiannual report
John Hancock
Multi-Asset Absolute Return Fund
Alternative
January 31, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Global equities performed well during the six months that ended January 31, 2024. The beginning of the period brought weak returns across the world markets. Concerns that interest rates would need to stay higher for longer led to a sharp increase in bond yields and weighed heavily on investor sentiment through late October. These worries rapidly dissipated in November, however, following a stretch of favorable inflation readings and more dovish comments from central bank officials. Stocks moved quickly off their previous lows in response, and the U.S. Federal Reserve (Fed) added fuel to the rally in December by indicating that the central bank may in fact begin to cut rates in 2024. Stocks surged in response, and the momentum continued through January to help most major world indexes finish the month within range of their all-time highs. Leadership remained narrow, with a small group of mega-cap U.S. technology-related stocks driving much of the gain for the broad-based indexes.
The bond market, too, posted positive returns, particularly in the latter half of the period as declining inflation and softer economic data boosted investor expectations that Fed rate cuts were just around the corner. The end result was a significant decline in bond yields, particularly in November and December 2023
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multi-Asset Absolute Return Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
18	Financial statements
22	Financial highlights
28	Notes to financial statements
39	More information
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term total return.
AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/2024 (%)

The Blended Index is 30% MSCI All Country World Index and 70% Bloomberg Global Aggregate Bond USD Hedged Index.
The MSCI All Country World Index (ACWI) tracks the performance of publicly traded large- and mid-cap stocks of companies in both developed and emerging markets.
The Bloomberg Global Aggregate Bond USD Hedged Index tracks the performance of global investment-grade debt in fixed-rate treasury, government-related, corporate, and securitized bond markets. Currency exposure is hedged to the U.S. dollar (USD).
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 1/31/2024 (% of net assets)

COUNTRY COMPOSITION AS OF 1/31/2024 (% of net assets)
United States	73.7
Denmark	5.0
United Kingdom	3.4
France	3.2
Ireland	1.9
Germany	1.7
Switzerland	1.7
China	1.6
Japan	1.6
Taiwan	1.4
Other countries	4.8
TOTAL	100.0
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	3

PORTFOLIO ALLOCATION AS OF 1/31/2024 (% of net assets)

Common stocks	86.7
Health care	15.8
Consumer staples	15.8
Information technology	14.6
Consumer discretionary	10.4
Communication services	10.1
Financials	9.7
Industrials	6.9
Utilities	2.4
Materials	0.9
Real estate	0.1
U.S. Government	4.3
Corporate bonds	3.2
Foreign government obligations	0.1
Other assets and liabilities, net	5.7
TOTAL	100.0
Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectuses.
4	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2023, with the same investment held until January 31, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on August 1, 2023, with the same investment held until January 31, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 8-1-2023	Ending value on 1-31-2024	Expenses paid during period ended 1-31-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,034.90	$8.44	1.65%
	Hypothetical example	1,000.00	1,016.80	8.36	1.65%
Class C	Actual expenses/actual returns	1,000.00	1,030.90	11.95	2.34%
	Hypothetical example	1,000.00	1,013.40	11.84	2.34%
Class I	Actual expenses/actual returns	1,000.00	1,036.30	6.91	1.35%
	Hypothetical example	1,000.00	1,018.30	6.85	1.35%
Class R2	Actual expenses/actual returns	1,000.00	1,035.10	8.44	1.65%
	Hypothetical example	1,000.00	1,016.80	8.36	1.65%
Class R6	Actual expenses/actual returns	1,000.00	1,036.10	6.30	1.23%
	Hypothetical example	1,000.00	1,019.00	6.24	1.23%
Class NAV	Actual expenses/actual returns	1,000.00	1,037.10	6.25	1.22%
	Hypothetical example	1,000.00	1,019.00	6.19	1.22%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
6	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 1-31-24 (unaudited)
	Shares	Value
Common stocks 86.7%		$323,961,902
(Cost $242,251,415)
Brazil 0.4%		1,602,287
Ambev SA	158,400	418,188
Cia de Saneamento Basico do Estado de Sao Paulo	7,400	117,787
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	5,404	86,086
CPFL Energia SA	7,600	55,622
Hypera SA	60,600	388,107
M Dias Branco SA	69,400	536,497
Canada 0.3%		959,787
The Toronto-Dominion Bank	15,800	959,787
China 1.6%		6,119,812
Alibaba Group Holding, Ltd., ADR	9,638	695,574
Baidu, Inc., ADR (A)	2,660	280,125
Chengdu Xingrong Environment Company, Ltd., Class A	109,394	88,939
China Construction Bank Corp., H Shares	905,000	537,447
China Longyuan Power Group Corp., Ltd., H Shares	735,000	443,360
China Railway Group, Ltd., H Shares	74,000	33,843
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	35,879	261,556
Chinasoft International, Ltd. (A)	144,000	82,059
Henan Shuanghui Investment & Development Company, Ltd., Class A	8,298	32,931
Hengan International Group Company, Ltd.	16,000	49,544
Industrial & Commercial Bank of China, Ltd., H Shares	1,079,000	525,613
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	157,200	593,707
Meituan, Class B (A)(B)	650	5,228
Midea Group Company, Ltd., Class A	13,100	106,314
Ming Yang Smart Energy Group, Ltd., Class A	233,225	292,283
NetEase, Inc., ADR	1,566	152,904
PICC Property & Casualty Company, Ltd., H Shares	136,000	169,166
Ping An Insurance Group Company of China, Ltd., H Shares	139,000	584,293
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	96,400	61,581
Sinopharm Group Company, Ltd., H Shares	209,200	550,088
Tencent Holdings, Ltd.	8,300	288,104
Tianhe Chemicals Group, Ltd. (A)(B)(C)	4,848,409	0
Titan Wind Energy Suzhou Company, Ltd., Class A (A)	104,397	129,778
Zhejiang Chint Electrics Company, Ltd., Class A	59,798	155,375
Denmark 2.5%		9,287,238
Novo Nordisk A/S, Class B	81,250	9,287,238
France 2.6%		9,855,975
LVMH Moet Hennessy Louis Vuitton SE	2,810	2,338,076
Sanofi SA	28,569	2,861,045
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	7

	Shares	Value
France (continued)
Vinci SA	36,865	$4,656,854
Germany 1.7%		6,280,417
Allianz SE	14,434	3,856,403
Deutsche Telekom AG	98,747	2,424,014
Hong Kong 0.1%		454,267
China Everbright Environment Group, Ltd.	246,000	85,800
China Metal Recycling Holdings, Ltd. (A)(C)	1,799,400	0
China Overseas Land & Investment, Ltd.	79,000	119,510
China Resources Land, Ltd.	82,000	248,957
India 0.2%		665,442
UPL, Ltd.	102,729	665,442
Indonesia 0.3%		929,163
Telkom Indonesia Persero Tbk PT	3,704,400	929,163
Ireland 1.9%		6,870,196
Accenture PLC, Class A	15,011	5,462,203
Medtronic PLC	16,084	1,407,993
Israel 0.5%		1,891,744
Check Point Software Technologies, Ltd. (A)	11,903	1,891,744
Japan 1.6%		6,065,292
Hoya Corp.	12,100	1,537,053
KDDI Corp.	61,800	2,047,746
Nippon Telegraph & Telephone Corp.	1,975,300	2,480,493
Mexico 0.3%		1,151,692
Arca Continental SAB de CV	16,900	192,139
Coca-Cola Femsa SAB de CV	21,645	205,716
Fomento Economico Mexicano SAB de CV	19,800	268,122
Grupo Financiero Banorte SAB de CV, Series O	26,800	272,508
Kimberly-Clark de Mexico SAB de CV, Class A	93,900	213,207
Netherlands 0.1%		509,343
Prosus NV (A)	17,221	509,343
Philippines 0.0%		35,052
PLDT, Inc.	1,550	35,052
South Africa 0.2%		844,931
Naspers, Ltd., N Shares	2,699	452,687
Nedbank Group, Ltd.	14,106	163,778
Standard Bank Group, Ltd.	21,461	228,466
South Korea 1.1%		4,250,635
Cheil Worldwide, Inc.	9,889	136,106
8	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
DB Insurance Company, Ltd. (A)	602	$39,711
Hyundai Glovis Company, Ltd. (A)	2,694	352,759
Hyundai Mobis Company, Ltd.	1,871	293,286
LG Corp. (A)	1,587	97,447
NongShim Company, Ltd. (A)	495	140,161
Samsung Electronics Company, Ltd.	15,063	818,476
Samsung Fire & Marine Insurance Company, Ltd. (A)	4,575	905,300
SK Square Company, Ltd. (A)	10,239	397,767
SK Telecom Company, Ltd.	26,165	983,769
SK Telecom Company, Ltd., ADR	4,098	85,853
Spain 0.9%		3,268,385
Iberdrola SA	271,440	3,268,385
Sweden 0.1%		408,834
Svenska Handelsbanken AB, A Shares	37,924	408,834
Switzerland 1.7%		6,177,385
Chubb, Ltd.	4,762	1,166,690
Nestle SA	19,114	2,178,052
Roche Holding AG	9,949	2,832,643
Taiwan 1.4%		5,181,574
Hon Hai Precision Industry Company, Ltd.	17,000	55,611
Sinbon Electronics Company, Ltd.	16,000	131,729
Taiwan Semiconductor Manufacturing Company, Ltd.	103,000	2,061,905
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	25,959	2,932,329
Thailand 0.2%		557,217
Advanced Info Service PCL	10,400	64,141
Bangkok Bank PCL	14,300	56,830
Thai Beverage PCL	297,700	116,225
Thai Union Group PCL	746,800	320,021
United Kingdom 3.3%		12,430,787
Diageo PLC	93,486	3,376,511
Reckitt Benckiser Group PLC	56,384	4,076,608
Rightmove PLC	67,019	474,305
St. James’s Place PLC	196,977	1,621,574
Unilever PLC	26,968	1,312,268
Unilever PLC (Euronext Amsterdam Exchange)	32,197	1,569,521
United States 63.7%		238,164,447
Adobe, Inc. (A)	7,182	4,436,896
Advanced Micro Devices, Inc. (A)	7,242	1,214,411
Air Products & Chemicals, Inc.	9,918	2,536,132
Akamai Technologies, Inc. (A)	22,451	2,766,637
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	9

	Shares	Value
United States (continued)
Alphabet, Inc., Class A (A)	115,915	$16,239,691
American Electric Power Company, Inc.	19,049	1,488,489
Automatic Data Processing, Inc.	32,958	8,100,417
AutoZone, Inc. (A)	1,934	5,341,959
Baxter International, Inc.	24,949	965,277
Booking Holdings, Inc. (A)	338	1,185,525
Bristol-Myers Squibb Company	62,513	3,055,010
Cadence Design Systems, Inc. (A)	14,434	4,163,632
Centene Corp. (A)	26,388	1,987,280
Cisco Systems, Inc.	110,698	5,554,826
Colgate-Palmolive Company	31,163	2,623,925
Comcast Corp., Class A	114,403	5,324,316
Conagra Brands, Inc.	67,363	1,963,631
CVS Health Corp.	56,900	4,231,653
Duke Energy Corp.	8,854	848,479
eBay, Inc.	88,236	3,623,853
Elevance Health, Inc.	11,493	5,671,106
Emerson Electric Company	17,047	1,563,721
Eversource Energy	10,545	571,750
Expeditors International of Washington, Inc.	21,428	2,706,999
Fiserv, Inc. (A)	24,521	3,478,794
Fortinet, Inc. (A)	73,971	4,770,390
General Mills, Inc.	11,605	753,281
Global Payments, Inc.	29,419	3,919,493
Intuit, Inc.	704	444,456
Johnson & Johnson	62,034	9,857,203
Kenvue, Inc.	90,850	1,886,046
Laboratory Corp. of America Holdings	3,352	745,150
Marsh & McLennan Companies, Inc.	14,937	2,895,388
Mastercard, Inc., Class A	12,403	5,571,800
McDonald’s Corp.	13,145	3,847,804
Merck & Company, Inc.	12,805	1,546,588
Meta Platforms, Inc., Class A (A)	9,825	3,833,126
Microsoft Corp.	38,477	15,297,686
Mondelez International, Inc., Class A	64,499	4,854,840
Monster Beverage Corp. (A)	95,901	5,276,473
NextEra Energy, Inc.	22,614	1,325,859
NIKE, Inc., Class B	55,751	5,660,399
Oracle Corp.	24,536	2,740,671
Paychex, Inc.	2,054	250,033
PayPal Holdings, Inc. (A)	23,081	1,416,019
PepsiCo, Inc.	34,925	5,885,910
Pfizer, Inc.	54,892	1,486,475
Ross Stores, Inc.	17,862	2,505,681
10	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
Sempra	11,730	$839,399
Starbucks Corp.	58,438	5,436,487
Stryker Corp.	6,618	2,220,207
Sysco Corp.	21,366	1,729,150
Texas Roadhouse, Inc.	31,412	3,949,117
The Cigna Group	18,858	5,675,315
The Coca-Cola Company	139,531	8,300,699
The Estee Lauder Companies, Inc., Class A	7,232	954,552
The Hershey Company	22,600	4,374,004
The J.M. Smucker Company	3,818	502,258
The Procter & Gamble Company	24,738	3,887,329
The TJX Companies, Inc.	32,239	3,059,803
The Toro Company	26,784	2,476,984
UnitedHealth Group, Inc.	4,011	2,052,589
Verizon Communications, Inc.	51,044	2,161,713
Visa, Inc., Class A	27,701	7,569,575
W.W. Grainger, Inc.	2,761	2,472,862
Waste Management, Inc.	11,244	2,087,224

	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 4.3%					$16,060,871
(Cost $15,684,899)
U.S. Government 4.3%					16,060,871
U.S. Treasury
Note (D)	0.625	05-15-30		1,290,400	1,055,759
Note	0.625	08-15-30		1,172,900	951,744
Note (D)	0.875	11-15-30		1,232,200	1,012,666
Note	1.250	08-15-31		1,120,600	927,472
Note	1.625	05-15-31		1,344,100	1,151,936
Note	1.750	11-15-29		871,700	778,844
Note (D)	1.875	02-15-32		2,190,700	1,881,863
Note (D)	2.375	05-15-29		2,151,600	1,997,290
Note	2.625	02-15-29		321,100	302,561
Note (D)	2.875	05-15-32		2,140,300	1,979,443
Note (D)	3.125	11-15-28		793,900	767,726
Note (D)	3.375	05-15-33		1,090,100	1,041,897
Note	3.500	02-15-33		491,700	474,971

Note (D)	4.125	11-15-32		1,714,200	1,736,699
Foreign government obligations 0.1%					$150,674
(Cost $147,164)
France 0.1%					150,674
Caisse Francaise de Financement Local
Bond	0.010	10-19-35	EUR	200,000	150,674
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	11

	Rate (%)	Maturity date		Par value^	Value

Corporate bonds 3.2%					$12,094,261
(Cost $12,449,141)
Australia 0.0%					110,387
Bendigo & Adelaide Bank, Ltd.	4.020	10-04-26	EUR	100,000	110,387
Austria 0.1%					183,654
Erste Group Bank AG	0.010	09-11-29	EUR	200,000	183,654
Canada 0.0%					96,720
Federation des Caisses Desjardins du Quebec	0.050	11-26-27	EUR	100,000	96,720
Denmark 2.5%					9,208,900
Nykredit Realkredit A/S	1.000	07-01-25	DKK	3,900,000	549,541
Nykredit Realkredit A/S	2.500	10-01-53	DKK	1,528,965	198,246
Nykredit Realkredit A/S	4.000	10-01-53	DKK	14,030,740	1,999,175
Nykredit Realkredit A/S	5.000	10-01-53	DKK	2,476,777	362,133
Nykredit Realkredit A/S	5.000	10-01-53	DKK	12,866,783	1,886,866
Realkredit Danmark A/S	1.000	04-01-24	DKK	1,200,000	173,162
Realkredit Danmark A/S	1.000	04-01-26	DKK	7,300,000	1,018,364
Realkredit Danmark A/S	1.500	10-01-53	DKK	25,991,950	3,021,413
France 0.5%					1,806,938
AXA Home Loan SFH SA	0.010	10-16-29	EUR	900,000	829,436
BPCE SFH SA	0.010	01-21-27	EUR	800,000	794,092
BPCE SFH SA	0.625	05-29-31	EUR	200,000	183,410
Japan 0.0%					91,811
Sumitomo Mitsui Banking Corp.	0.409	11-07-29	EUR	100,000	91,811
New Zealand 0.0%					175,919
ASB Bank, Ltd.	0.250	05-21-31	EUR	200,000	175,919
United Kingdom 0.1%					419,932
Santander UK PLC	0.500	01-10-25	EUR	400,000	419,932

Total investments (Cost $270,532,619) 94.3%	$352,267,708
Other assets and liabilities, net 5.7%	21,488,611
Total net assets 100.0%	$373,756,319

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
DKK	Danish Krone
EUR	Euro

12	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	13

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	316	Long	Mar 2024	$34,800,295	$35,535,188	$734,893
2-Year U.S. Treasury Note Futures	174	Long	Apr 2024	35,484,862	35,793,703	308,841
5-Year U.S. Treasury Note Futures	1,046	Long	Apr 2024	111,343,109	113,482,828	2,139,719
ASX SPI 200 Index Futures	32	Short	Mar 2024	(3,889,684)	(3,967,276)	(77,592)
Euro STOXX 50 Index Futures	212	Short	Mar 2024	(10,485,774)	(10,655,788)	(170,014)
Euro-Bund Futures	134	Short	Mar 2024	(19,235,394)	(19,636,669)	(401,275)
FTSE 100 Index Futures	47	Short	Mar 2024	(4,533,487)	(4,525,004)	8,483
Mini MSCI Emerging Markets Index Futures	224	Short	Mar 2024	(11,010,187)	(10,984,960)	25,227
Nikkei 225 Mini Index Futures	298	Short	Mar 2024	(6,716,587)	(7,263,725)	(547,138)
S&P 500 E-Mini Index Futures	334	Short	Mar 2024	(77,963,080)	(81,337,350)	(3,374,270)
						$(1,353,126)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	413,000	CAD	371,906	BARC	2/15/2024	—	$(5,600)
AUD	133,000	CAD	119,359	GSI	2/15/2024	—	(1,500)
AUD	706,767	EUR	421,000	GSI	2/15/2024	$8,651	—
AUD	464,828	GBP	241,000	BARC	2/15/2024	—	(365)
AUD	891,000	JPY	84,365,555	GSI	2/15/2024	10,379	—
AUD	519,000	NZD	558,572	BNP	2/15/2024	—	(795)
AUD	145,000	NZD	155,887	GSI	2/15/2024	—	(119)
AUD	572,000	SEK	3,931,236	BARC	2/15/2024	—	(2,538)
AUD	164,361	USD	109,984	BOA	2/15/2024	—	(2,107)
AUD	463,808	USD	309,133	BARC	2/15/2024	—	(4,717)
AUD	936,670	USD	633,241	BNP	2/15/2024	—	(18,465)
AUD	654,154	USD	431,742	GSI	2/15/2024	—	(2,393)
CAD	156,750	AUD	174,000	BNP	2/15/2024	2,406	—
CAD	182,012	EUR	125,000	BARC	2/15/2024	240	—
CAD	789,000	JPY	83,326,463	BNP	2/14/2024	19,691	—
CAD	349,000	JPY	36,943,478	GSI	2/15/2024	8,091	—
CAD	680,000	NOK	5,229,019	GSI	2/14/2024	8,524	—
CAD	1,163,088	NZD	1,390,000	GSI	2/15/2024	15,586	—
CAD	112,000	SEK	867,775	BARC	2/14/2024	—	(110)
CAD	909,000	SEK	6,938,823	BNP	2/14/2024	9,115	—
CAD	101,328	USD	75,334	BARC	2/15/2024	46	—
CAD	1,814,243	USD	1,356,050	BNP	2/15/2024	—	(6,399)
CAD	955,789	USD	705,413	GSI	2/15/2024	5,618	—
14	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CHF	107,277	USD	124,966	BARC	2/15/2024	—	$(472)
CHF	179,334	USD	210,773	BNP	2/15/2024	—	(2,657)
CHF	93,254	USD	107,896	GSI	2/15/2024	$324	—
DKK	13,510,117	USD	1,967,239	BOA	2/15/2024	—	(7,179)
DKK	17,012,247	USD	2,496,684	BNP	2/15/2024	—	(28,533)
DKK	4,865,037	USD	714,452	GSI	2/15/2024	—	(8,629)
EUR	381,000	AUD	615,374	BARC	2/15/2024	8,081	—
EUR	174,000	AUD	288,805	BNP	2/15/2024	—	(1,407)
EUR	172,000	AUD	283,267	GSI	2/15/2024	65	—
EUR	152,000	CAD	221,571	BNP	2/15/2024	—	(473)
EUR	845,000	JPY	132,955,264	BOA	2/15/2024	8,448	—
EUR	1,401,000	JPY	221,505,008	BARC	2/15/2024	6,743	—
EUR	288,000	JPY	46,180,339	BNP	2/15/2024	—	(3,013)
EUR	311,000	NZD	545,471	BNP	2/15/2024	2,858	—
EUR	960,387	USD	1,052,486	BOA	2/15/2024	—	(14,016)
EUR	3,187,420	USD	3,487,249	BARC	2/15/2024	—	(40,681)
EUR	13,722,987	USD	14,849,232	BNP	2/15/2024	—	(10,516)
EUR	942,507	USD	1,027,991	GSI	2/15/2024	—	(8,855)
GBP	597,000	CAD	1,005,478	BNP	2/15/2024	8,661	—
GBP	567,000	JPY	101,379,486	BARC	2/15/2024	28,370	—
GBP	406,000	NZD	823,828	GSI	2/15/2024	11,000	—
GBP	140,756	USD	177,396	BOA	2/15/2024	1,002	—
GBP	645,144	USD	815,415	BARC	2/15/2024	2,260	—
GBP	448,250	USD	565,277	BNP	2/15/2024	2,849	—
GBP	166,312	USD	211,182	GSI	2/15/2024	—	(393)
JPY	13,643,388	AUD	142,000	BARC	2/15/2024	—	(307)
JPY	47,011,767	AUD	488,000	GSI	2/15/2024	—	(205)
JPY	9,704,671	CAD	89,000	BARC	2/15/2024	—	(133)
JPY	212,374,888	EUR	1,328,000	BARC	2/15/2024	10,028	—
JPY	29,361,503	EUR	187,000	GSI	2/15/2024	—	(2,290)
JPY	90,655,583	GBP	491,000	BARC	2/15/2024	—	(5,061)
JPY	82,365,107	GBP	449,000	BNP	2/15/2024	—	(8,276)
JPY	68,301,893	NOK	4,895,000	BOA	2/15/2024	—	(531)
JPY	91,159,736	NOK	6,482,000	BARC	2/15/2024	4,157	—
JPY	33,570,970	SEK	2,379,000	BNP	2/14/2024	—	(179)
JPY	9,169,388,647	USD	61,360,720	BOA	2/15/2024	1,071,000	—
JPY	130,201,609	USD	894,027	BARC	2/15/2024	—	(7,522)
JPY	237,720,931	USD	1,657,314	BNP	2/15/2024	—	(38,741)
JPY	130,569,083	USD	892,303	GSI	2/15/2024	—	(3,296)
NOK	1,499,326	AUD	215,000	BNP	2/15/2024	1,492	—
NOK	4,914,830	AUD	688,000	GSI	2/15/2024	15,902	—
NOK	2,032,581	GBP	151,000	GSI	2/15/2024	1,943	—
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	15

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
NOK	2,327,000	JPY	31,557,377	BOA	2/15/2024	$6,463	—
NOK	3,934,993	NZD	606,000	GSI	2/15/2024	3,843	—
NOK	815,388	USD	79,000	BNP	2/15/2024	—	$(1,446)
NOK	79,330	USD	7,156	GSI	2/15/2024	389	—
NZD	368,940	EUR	210,000	GSI	2/15/2024	—	(1,554)
NZD	911,691	GBP	441,000	BARC	2/15/2024	—	(1,652)
NZD	625,000	NOK	4,007,891	BOA	2/15/2024	838	—
NZD	122,000	NOK	783,863	BNP	2/15/2024	19	—
NZD	297,000	USD	188,414	GSI	2/15/2024	—	(6,869)
SEK	4,594,778	AUD	669,000	BNP	2/15/2024	2,669	—
SEK	1,879,164	GBP	143,000	GSI	2/15/2024	—	(572)
SEK	1,709,000	JPY	23,900,500	GSI	2/14/2024	1,598	—
SEK	410,977	NOK	412,000	BNP	2/15/2024	326	—
SEK	809,136	NZD	126,000	GSI	2/15/2024	774	—
SEK	4,767,403	USD	467,161	BNP	2/15/2024	—	(8,803)
SEK	14,688,738	USD	1,359,280	GSI	2/15/2024	52,957	—
USD	306,250	AUD	461,743	BARC	2/15/2024	3,189	—
USD	455,372	AUD	680,014	BNP	2/15/2024	9,051	—
USD	24,028,723	AUD	37,530,350	GSI	2/15/2024	—	(603,989)
USD	1,050,796	CAD	1,449,917	GSI	2/14/2024	—	(27,813)
USD	166,961	CAD	225,706	BNP	2/15/2024	—	(947)
USD	17,532,913	CAD	24,190,264	GSI	2/15/2024	—	(462,712)
USD	128,040	CHF	109,461	BARC	2/15/2024	1,011	—
USD	5,051,169	CHF	4,506,539	BNP	2/15/2024	—	(178,638)
USD	192,163	CHF	166,748	GSI	2/15/2024	—	(1,347)
USD	1,031,080	DKK	7,037,376	BOA	2/15/2024	10,091	—
USD	22,006,275	DKK	152,501,626	BNP	2/15/2024	—	(118,789)
USD	140,348	DKK	959,165	GSI	2/15/2024	1,191	—
USD	1,501,551	EUR	1,382,262	BOA	2/15/2024	6,906	—
USD	2,975,875	EUR	2,748,842	BARC	2/15/2024	3,542	—
USD	137,729,269	EUR	128,022,836	BNP	2/15/2024	—	(702,288)
USD	2,793,681	EUR	2,582,825	GSI	2/15/2024	863	—
USD	32,938	GBP	26,390	BOA	2/15/2024	—	(510)
USD	1,127,995	GBP	891,525	BARC	2/15/2024	—	(1,951)
USD	17,371,503	GBP	14,121,354	BNP	2/15/2024	—	(526,337)
USD	524,151	GBP	415,343	GSI	2/15/2024	—	(2,268)
USD	6,429,473	JPY	959,687,542	BOA	2/15/2024	—	(104,762)
USD	1,882,165	JPY	272,115,644	BARC	2/15/2024	29,408	—
USD	2,108,046	JPY	300,345,931	BNP	2/15/2024	63,076	—
USD	2,227,584	JPY	327,649,609	GSI	2/15/2024	—	(3,287)
USD	2,633,550	NOK	29,194,688	GSI	2/15/2024	—	(143,248)
USD	11,096,890	NZD	18,828,712	GSI	2/15/2024	—	(412,448)
16	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	48,861	SEK	508,182	BARC	2/15/2024	$2	—
USD	25,913	SEK	269,640	BNP	2/15/2024	—	$(11)
USD	7,861,635	SEK	84,969,602	GSI	2/15/2024	—	(307,700)
USD	2,629	ZAR	50,001	GSI	4/26/2024	—	(23)
						$1,471,736	$(3,858,437)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
BARC	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
GSI	Goldman Sachs International
OTC	Over-the-counter
At 1-31-24, the aggregate cost of investments for federal income tax purposes was $283,628,765. Net unrealized appreciation aggregated to $64,899,116, of which $78,709,208 related to gross unrealized appreciation and $13,810,092 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	17

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 1-31-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $270,532,619)	$352,267,708
Unrealized appreciation on forward foreign currency contracts	1,471,736
Receivable for futures variation margin	1,885,067
Cash	11,362,145
Foreign currency, at value (Cost $757,843)	756,866
Collateral held at broker for futures contracts	8,689,421
Dividends and interest receivable	1,008,993
Receivable for fund shares sold	314,194
Receivable for investments sold	870,132
Other assets	75,128
Total assets	378,701,390
Liabilities
Unrealized depreciation on forward foreign currency contracts	3,858,437
Payable for investments purchased	705,849
Payable for fund shares repurchased	216,110
Payable to affiliates
Accounting and legal services fees	14,380
Transfer agent fees	24,575
Distribution and service fees	134
Trustees’ fees	909
Other liabilities and accrued expenses	124,677
Total liabilities	4,945,071
Net assets	$373,756,319
Net assets consist of
Paid-in capital	$869,860,396
Total distributable earnings (loss)	(496,104,077)
Net assets	$373,756,319

18	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($40,820,147 ÷ 4,046,998 shares)[1]	$10.09
Class C ($3,205,410 ÷ 332,021 shares)[1]	$9.65
Class I ($195,829,685 ÷ 19,041,606 shares)	$10.28
Class R2 ($915,903 ÷ 91,312 shares)	$10.03
Class R6 ($32,713,231 ÷ 3,159,821 shares)	$10.35
Class NAV ($100,271,943 ÷ 9,693,365 shares)	$10.34
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.62

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	19

STATEMENT OF OPERATIONS For the six months ended 1-31-24 (unaudited)

Investment income
Dividends	$2,950,720
Interest	868,472
Less foreign taxes withheld	(71,838)
Total investment income	3,747,354
Expenses
Investment management fees	2,078,275
Distribution and service fees	86,224
Accounting and legal services fees	38,805
Transfer agent fees	148,707
Trustees’ fees	5,625
Custodian fees	62,662
State registration fees	41,546
Printing and postage	20,650
Professional fees	118,476
Other	132,571
Total expenses	2,733,541
Less expense reductions	(14,772)
Net expenses	2,718,769
Net investment income	1,028,585
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	28,209,265
Futures contracts	(12,709,022)
Forward foreign currency contracts	(3,210,395)
Swap contracts	(33,486)
12,256,362
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(15,289,349)
Futures contracts	10,918,761
Forward foreign currency contracts	3,899,319
(471,269)
Net realized and unrealized gain	11,785,093
Increase in net assets from operations	$12,813,678
20	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-24 (unaudited)	Year ended 7-31-23
Increase (decrease) in net assets
From operations
Net investment income	$1,028,585	$4,063,284
Net realized gain (loss)	12,256,362	(32,340,674)
Change in net unrealized appreciation (depreciation)	(471,269)	35,833,618
Increase in net assets resulting from operations	12,813,678	7,556,228
Distributions to shareholders
From earnings
Class A	—	(1,282,614)
Class C	—	(237,194)
Class I	—	(6,362,692)
Class R2	—	(30,090)
Class R6	—	(7,576,544)
Class NAV	—	(3,272,596)
Total distributions	—	(18,761,730)
From fund share transactions	(121,332,808)	(87,852,566)
Total decrease	(108,519,130)	(99,058,068)
Net assets
Beginning of period	482,275,449	581,333,517
End of period	$373,756,319	$482,275,449
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	21

Financial highlights
CLASS A SHARES Period ended	1-31-24[1]	7-31-23	7-31-22	7-31-21	7-31-20	7-31-19
Per share operating performance
Net asset value, beginning of period	$9.75	$9.93	$10.12	$9.06	$10.54	$10.12
Net investment income[2]	0.01	0.05	0.06	0.02	0.06	0.20
Net realized and unrealized gain (loss) on investments	0.33	0.07	(0.25)	1.09	0.02	0.22
Total from investment operations	0.34	0.12	(0.19)	1.11	0.08	0.42
Less distributions
From net investment income	—	(0.30)	—	(0.05)	(1.56)	—
Net asset value, end of period	$10.09	$9.75	$9.93	$10.12	$9.06	$10.54
Total return (%)[3,4]	3.49[5]	1.34	(1.88)	12.27	0.89	4.15
Ratios and supplemental data
Net assets, end of period (in millions)	$41	$41	$44	$45	$41	$51
Ratios (as a percentage of average net assets):
Expenses before reductions	1.65[6]	1.55	1.57	1.59	1.53	1.69
Expenses including reductions	1.65[6]	1.54	1.56	1.58	1.52	1.69
Net investment income	0.19[6]	0.49	0.65	0.24	0.65	2.02
Portfolio turnover (%)	22	59	59	57	217[7]	50

[1]	Six months ended 1-31-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
22	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	1-31-24[1]	7-31-23	7-31-22	7-31-21	7-31-20	7-31-19
Per share operating performance
Net asset value, beginning of period	$9.38	$9.57	$9.82	$8.81	$10.29	$9.95
Net investment income (loss)[2]	(0.02)	(0.03)	(0.01)	(0.05)	(0.01)	0.13
Net realized and unrealized gain (loss) on investments	0.29	0.07	(0.24)	1.06	0.01	0.21
Total from investment operations	0.27	0.04	(0.25)	1.01	—	0.34
Less distributions
From net investment income	—	(0.23)	—	—	(1.48)	—
Net asset value, end of period	$9.65	$9.38	$9.57	$9.82	$8.81	$10.29
Total return (%)[3,4]	3.09[5]	0.63	(2.54)	11.45	0.23	3.42
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$6	$12	$20	$34	$52
Ratios (as a percentage of average net assets):
Expenses before reductions	2.35[6]	2.25	2.27	2.29	2.23	2.39
Expenses including reductions	2.34[6]	2.24	2.26	2.28	2.22	2.39
Net investment income (loss)	(0.48)[6]	(0.29)	(0.12)	(0.52)	(0.07)	1.35
Portfolio turnover (%)	22	59	59	57	217[7]	50

[1]	Six months ended 1-31-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	23

CLASS I SHARES Period ended	1-31-24[1]	7-31-23	7-31-22	7-31-21	7-31-20	7-31-19
Per share operating performance
Net asset value, beginning of period	$9.92	$10.10	$10.27	$9.19	$10.67	$10.22
Net investment income[2]	0.02	0.08	0.10	0.05	0.09	0.22
Net realized and unrealized gain (loss) on investments	0.34	0.07	(0.27)	1.10	0.02	0.23
Total from investment operations	0.36	0.15	(0.17)	1.15	0.11	0.45
Less distributions
From net investment income	—	(0.33)	—	(0.07)	(1.59)	—
Net asset value, end of period	$10.28	$9.92	$10.10	$10.27	$9.19	$10.67
Total return (%)[3]	3.63[4]	1.73	(1.66)	12.64	1.22	4.40
Ratios and supplemental data
Net assets, end of period (in millions)	$196	$201	$215	$215	$274	$535
Ratios (as a percentage of average net assets):
Expenses before reductions	1.35[5]	1.25	1.27	1.29	1.23	1.41
Expenses including reductions	1.35[5]	1.24	1.26	1.28	1.22	1.40
Net investment income	0.49[5]	0.79	0.94	0.52	0.95	2.21
Portfolio turnover (%)	22	59	59	57	217[6]	50

[1]	Six months ended 1-31-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
24	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	1-31-24[1]	7-31-23	7-31-22	7-31-21	7-31-20	7-31-19
Per share operating performance
Net asset value, beginning of period	$9.69	$9.87	$10.07	$9.01	$10.49	$10.08
Net investment income[2]	0.01	0.05	0.06	0.02	0.06	0.20
Net realized and unrealized gain (loss) on investments	0.33	0.07	(0.26)	1.08	0.01	0.21
Total from investment operations	0.34	0.12	(0.20)	1.10	0.07	0.41
Less distributions
From net investment income	—	(0.30)	—	(0.04)	(1.55)	—
Net asset value, end of period	$10.03	$9.69	$9.87	$10.07	$9.01	$10.49
Total return (%)[3]	3.51[4]	1.34	(1.99)	12.31	0.82	4.07
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.66[5]	1.55	1.60	1.62	1.58	1.78
Expenses including reductions	1.65[5]	1.54	1.59	1.62	1.57	1.77
Net investment income	0.18[5]	0.47	0.58	0.21	0.62	1.99
Portfolio turnover (%)	22	59	59	57	217[6]	50

[1]	Six months ended 1-31-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	25

CLASS R6 SHARES Period ended	1-31-24[1]	7-31-23	7-31-22	7-31-21	7-31-20	7-31-19
Per share operating performance
Net asset value, beginning of period	$9.98	$10.15	$10.31	$9.23	$10.71	$10.24
Net investment income[2]	0.04	0.08	0.12	0.06	0.10	0.24
Net realized and unrealized gain (loss) on investments	0.33	0.09	(0.28)	1.10	0.02	0.23
Total from investment operations	0.37	0.17	(0.16)	1.16	0.12	0.47
Less distributions
From net investment income	—	(0.34)	—	(0.08)	(1.60)	—
Net asset value, end of period	$10.35	$9.98	$10.15	$10.31	$9.23	$10.71
Total return (%)[3]	3.61[4]	1.74	(1.55)	12.70	1.34	4.59
Ratios and supplemental data
Net assets, end of period (in millions)	$33	$134	$227	$130	$106	$150
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24[5]	1.14	1.16	1.19	1.12	1.29
Expenses including reductions	1.23[5]	1.13	1.15	1.18	1.11	1.29
Net investment income	0.68[5]	0.81	1.15	0.64	1.05	2.33
Portfolio turnover (%)	22	59	59	57	217[6]	50

[1]	Six months ended 1-31-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
26	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	1-31-24[1]	7-31-23	7-31-22	7-31-21	7-31-20	7-31-19
Per share operating performance
Net asset value, beginning of period	$9.97	$10.15	$10.31	$9.23	$10.71	$10.23
Net investment income[2]	0.03	0.09	0.11	0.06	0.10	0.21
Net realized and unrealized gain (loss) on investments	0.34	0.07	(0.27)	1.11	0.02	0.27
Total from investment operations	0.37	0.16	(0.16)	1.17	0.12	0.48
Less distributions
From net investment income	—	(0.34)	—	(0.09)	(1.60)	—
Net asset value, end of period	$10.34	$9.97	$10.15	$10.31	$9.23	$10.71
Total return (%)[3]	3.71[4]	1.74	(1.46)	12.73	1.34	4.59
Ratios and supplemental data
Net assets, end of period (in millions)	$100	$100	$82	$59	$53	$32
Ratios (as a percentage of average net assets):
Expenses before reductions	1.23[5]	1.13	1.15	1.17	1.11	1.28
Expenses including reductions	1.22[5]	1.12	1.14	1.17	1.10	1.27
Net investment income	0.61[5]	0.93	1.13	0.65	1.10	2.07
Portfolio turnover (%)	22	59	59	57	217[6]	50

[1]	Six months ended 1-31-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	27

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Multi-Asset Absolute Return Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term total return.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor.  Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
28	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT

In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2024, by major security category or type:
	Total value at 1-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Brazil	$1,602,287	$1,602,287	—	—
Canada	959,787	959,787	—	—
China	6,119,812	1,128,603	$4,991,209	—
Denmark	9,287,238	—	9,287,238	—
France	9,855,975	—	9,855,975	—
Germany	6,280,417	—	6,280,417	—
Hong Kong	454,267	—	454,267	—
India	665,442	—	665,442	—
Indonesia	929,163	—	929,163	—
Ireland	6,870,196	6,870,196	—	—
Israel	1,891,744	1,891,744	—	—
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	29

	Total value at 1-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Japan	$6,065,292	—	$6,065,292	—
Mexico	1,151,692	$1,151,692	—	—
Netherlands	509,343	—	509,343	—
Philippines	35,052	—	35,052	—
South Africa	844,931	—	844,931	—
South Korea	4,250,635	85,853	4,164,782	—
Spain	3,268,385	—	3,268,385	—
Sweden	408,834	—	408,834	—
Switzerland	6,177,385	1,166,690	5,010,695	—
Taiwan	5,181,574	2,932,329	2,249,245	—
Thailand	557,217	—	557,217	—
United Kingdom	12,430,787	—	12,430,787	—
United States	238,164,447	238,164,447	—	—
U.S. Government and Agency obligations	16,060,871	—	16,060,871	—
Foreign government obligations	150,674	—	150,674	—
Corporate bonds	12,094,261	—	12,094,261	—
Total investments in securities	$352,267,708	$255,953,628	$96,314,080	—
Derivatives:
Assets
Futures	$3,217,163	$3,217,163	—	—
Forward foreign currency contracts	1,471,736	—	$1,471,736	—
Liabilities
Futures	(4,570,289)	(4,570,289)	—	—
Forward foreign currency contracts	(3,858,437)	—	(3,858,437)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
30	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. During the six months ended January 31, 2024, the average daily loan balance for which loans were outstanding amounted to $81,500,000 and the weighted average interest rate was 6.33%. Interest expense, paid under the line of credit, amounted to approximately $56,500 and is included in Other expenses on the Statement of operations.Commitment fees for the six months ended January 31, 2024 were $2,690.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of July 31, 2023, the fund has a short-term capital loss carryforward of $580,489,776 and a long-term capital loss carryforward of $11,742,102 available to offset future net realized capital gains. These carryforwards do not expire.
As of July 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	31

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, wash sale loss deferrals, derivative transactions, net operating losses and investments in passive foreign investment companies.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
32	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT

Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended January 31, 2024, the fund used futures contracts to manage against changes in certain securities markets and interest rates, gain exposure to certain securities markets and manage duration of the fund. The fund held futures contracts with USD notional values ranging from $323.2 million to $445.3 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended January 31, 2024, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $388.8 million to $564.6 million, as measured at each quarter end.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	33

obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
During the six months ended January 31, 2024, the fund used credit default swap contracts as the buyer to manage against potential credit events. The fund held credit default swaps with total USD notional amounts ranging up to $2.0 million, as measured at each quarter end. There were no open CDS contracts where the fund acted as buyer as of January 31, 2024.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at January 31, 2024 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$3,183,453	$(401,275)
Equity	Receivable/payable for futures variation margin[1]	Futures	33,710	(4,169,014)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	1,471,736	(3,858,437)
			$4,688,899	$(8,428,726)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
34	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2024:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$(8,014,115)	—	—	$(8,014,115)
Currency	—	$(3,210,395)	—	(3,210,395)
Credit	—	—	$(33,486)	(33,486)
Equity	(4,694,907)	—	—	(4,694,907)
Total	$(12,709,022)	$(3,210,395)	$(33,486)	$(15,952,903)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2024:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$7,541,132	—	$7,541,132
Currency	—	$3,899,319	3,899,319
Equity	3,377,629	—	3,377,629
Total	$10,918,761	$3,899,319	$14,818,080
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.050% of the first $200 million of the fund’s average daily net assets; and (b) 1.000% of the next $300 million of the fund’s average daily net assets provided that net assets are less than or equal to $500 million. If net assets exceed $500 million, the following rates apply: (a) 0.950% of the first $2.0 billion of the fund’s average daily net assets; (b) 0.920% of the next $2.0 billion of the fund’s average daily net assets; and (c) 0.900% of the fund’s average daily net assets in excess of $4.0 billion. The Advisor has a subadvisory agreement with Nordea Investment Management North America, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	35

calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended January 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended January 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$1,485
Class C	168
Class I	7,218
Class R2	33
Class	Expense reduction
Class R6	$2,283
Class NAV	3,585
Total	$14,772

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2024, were equivalent to a net annual effective rate of 1.02% of the fund’s average daily  net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended January 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $6,917 for the six months ended January 31, 2024. Of this amount, $1,283 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $5,634 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2024, CDSCs received by the Distributor amounted to $501 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
36	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended January 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$61,111	$24,635
Class C	23,200	2,788
Class I	—	119,759
Class R2	1,913	24
Class R6	—	1,501
Total	$86,224	$148,707
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended January 31, 2024 and for the year ended July 31, 2023 were as follows:
	Six Months Ended 1-31-24		Year Ended 7-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	353,488	$3,472,125	772,654	$7,493,368
Distributions reinvested	—	—	132,149	1,243,521
Repurchased	(526,317)	(5,129,953)	(1,119,204)	(10,780,843)
Net decrease	(172,829)	$(1,657,828)	(214,401)	$(2,043,954)
Class C shares
Sold	15,596	$144,749	70,374	$650,520
Distributions reinvested	—	—	25,990	236,767
Repurchased	(321,437)	(3,031,240)	(759,644)	(7,093,782)
Net decrease	(305,841)	$(2,886,491)	(663,280)	$(6,206,495)
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	37

	Six Months Ended 1-31-24		Year Ended 7-31-23
	Shares	Amount	Shares	Amount
Class I shares
Sold	1,626,835	$16,158,077	5,829,430	$57,021,651
Distributions reinvested	—	—	646,711	6,182,558
Repurchased	(2,824,288)	(28,162,302)	(7,551,040)	(74,086,872)
Net decrease	(1,197,453)	$(12,004,225)	(1,074,899)	$(10,882,663)
Class R2 shares
Sold	1,661	$16,171	3,188	$30,589
Distributions reinvested	—	—	2,861	26,780
Repurchased	(4,853)	(46,954)	(23,249)	(220,992)
Net decrease	(3,192)	$(30,783)	(17,200)	$(163,623)
Class R6 shares
Sold	401,678	$4,019,124	3,160,079	$31,166,141
Distributions reinvested	—	—	718,413	6,896,761
Repurchased	(10,624,131)	(105,589,723)	(12,828,830)	(125,956,351)
Net decrease	(10,222,453)	$(101,570,599)	(8,950,338)	$(87,893,449)
Class NAV shares
Sold	321,992	$3,283,318	2,881,850	$28,434,493
Distributions reinvested	—	—	340,895	3,272,596
Repurchased	(643,767)	(6,466,200)	(1,254,349)	(12,369,471)
Net increase (decrease)	(321,775)	$(3,182,882)	1,968,396	$19,337,618
Total net decrease	(12,223,543)	$(121,332,808)	(8,951,722)	$(87,852,566)
Affiliates of the fund owned 100% of shares of Class NAV on January 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $63,320,676 and $176,557,433, respectively, for the six months ended January 31, 2024. Purchases and sales of U.S. Treasury obligations aggregated $21,937,592 and $25,343,050, respectively, for the six months ended January 31, 2024.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At January 31, 2024, funds within the John Hancock group of funds complex held 26.8% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Alternative Asset Allocation Fund	26.8%
38	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Nordea Investment Management North America, Inc.
Portfolio Managers
Dr. Asbjørn Trolle Hansen
Kurt Kongsted
Dr. Claus Vorm
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	39

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John Hancock family of funds
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INTERNATIONAL EQUITY FUNDS

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FIXED-INCOME FUNDS

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ALTERNATIVE FUNDS

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A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

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Preferred Income
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John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multi-Asset Absolute Return Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
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ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not Applicable.

(b)Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Kristie M. Feinberg

__________________

Kristie M. Feinberg President

Date: March 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kristie M. Feinberg

__________________

Kristie M. Feinberg President

Date: March 8, 2024

/s/ Charles A. Rizzo

___________________

Charles A. Rizzo

Chief Financial Officer

Date: March 8, 2024